INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carrying forward	$ 17,625,830	$ 18,481,333
Total deferred tax assets	17,625,830	18,481,333
Valuation allowance on deferred tax assets	(17,625,830)	(18,481,333)	$ (17,777,605)	$ (18,238,463)
Net deferred tax assets (non-current)